Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
11.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:
From January 20, 2022 through December 31, 2022
Interest on long-term debt	2,045
Amortization of deferred finance costs and debt discount	352
Other	55
Total	2,452